UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06190)

Exact name of registrant as specified in charter: Putnam International Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2009

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments:

Putnam International Equity Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (100.6%)(a)
	Shares	Value

Australia (1.4%)
Asciano Group	141,916	$370,612
Australia & New Zealand Banking Group, Ltd.	627,005	9,706,705
Babcock & Brown Wind Partners	425,489	359,627
Macquarie Airports	1,474,437	3,274,088
Macquarie Infrastructure Group (S)	12,116,416	23,119,937
National Australia Bank, Ltd.	45,340	922,585
QBE Insurance Group, Ltd.	304,447	6,587,895
Rio Tinto, Ltd.	43,622	3,006,034
Telstra Corp., Ltd.	305,517	1,025,914
Westfield Group	107,779	1,472,490
Woolworths, Ltd.	72,171	1,562,574
		51,408,461

Austria (--%)
Telekom Austria AG	55,837	984,230

Belgium (0.1%)
Belgacom SA	30,251	1,145,702
InBev NV	34,917	2,061,619
UCB SA	48,940	1,740,183
		4,947,504

Bermuda (--%)
Credicorp, Ltd.	13,642	818,247

Brazil (0.8%)
Banco do Brasil SA	89,500	1,070,237
Brasil Telecom SA (Preference)	104,600	865,390
Companhia Energetica de Minas Gerais ADR	38,400	758,016
Companhia Vale do Rio Doce (CVRD) ADR (S)	70,886	1,357,467
Kroton Educacional SA (NON)	9,852	72,498
Kroton Educacional SA 144A (NON)	8,591	63,219
LPS Brasil Consultoria de Imoveis SA	12,971	89,996
OGX Petroleo E Gas Participa (NON)	1,670	339,706
Petroleo Brasileiro SA ADR	521,606	22,924,584
Unibanco-Uniao de Bancos Brasileiros SA ADR	15,300	1,544,076
Usinas Siderurgicas de Minas Gerais (Usiminas)
(Preference)	56,950	1,212,638
		30,297,827

Canada (0.8%)
Agrium, Inc.	6,360	355,658
Bank of Montreal	13,825	597,048
Bank of Nova Scotia	22,535	1,016,617
Barrick Gold Corp. (Toronto Exchange)	25,036	916,967
BCE, Inc.	11,708	403,838
Biovail Corp.	3,600	34,173
Bombardier, Inc.	32,463	176,350
Cameco Corp.	6,411	138,945
Canadian Imperial Bank of Commerce (S)	10,245	588,125
Canadian National Railway Co.	8,902	424,853
Canadian Natural Resources, Ltd.	14,575	999,977
Canadian Utilities, Ltd. Class A	9,400	335,273
Celestica, Inc. (NON)	23,789	148,905
CI Financial Income Fund (Units)	13,004	219,992
EnCana Corp.	19,492	1,244,997
Enerplus Resources Fund (Unit)	11,600	423,662
Ensign Energy Services, Inc.	10,978	172,099
Fairfax Financial Holdings, Ltd.	851	272,848
First Quantum Minerals, Ltd.	2,884	108,421
Fording Canadian Coal Trust (Unit)	5,489	450,211
George Weston, Ltd.	5,346	258,557
Goldcorp, Inc. (New York Exchange)	21,270	669,085
Husky Energy, Inc.	9,742	404,696
ING Canada, Inc.	55,700	1,882,492
Manulife Financial Corp.	34,023	1,224,061
MI Developments, Inc. Class A	7,589	140,225
National Bank of Canada	10,379	474,566
Nexen, Inc.	63,321	1,469,952
Penn West Energy Trust (Unit)	13,670	325,176
Petro-Canada	15,215	506,213
Potash Corp. Of Saskatchewan, Inc.	15,079	1,955,310
Research in Motion, Ltd. (NON)	12,201	822,306
Rogers Communications Class B	10,467	339,587
Royal Bank of Canada	31,199	1,480,780
Shaw Communications, Inc. Class B	22,500	455,498
Shoppers Drug Mart Corp.	6,775	326,970
SNC-Lavalin Group, Inc.	8,076	292,072
Sun Life Financial Services of Canada, Inc.	16,483	576,285
Suncor Energy, Inc.	62,447	2,582,395

Talisman Energy, Inc.	35,311	498,469
Teck Cominco, Ltd. Class B	81,840	2,324,441
Toronto-Dominion Bank	10,214	615,144
TransCanada Corp. (S)	10,608	380,552
TSX Group, Inc.	5,292	144,237
Yamana Gold, Inc.	18,760	154,276
		29,332,304

China (2.3%)
Baidu.com ADR (NON)	2,435	604,440
China Construction Bank Corp.	1,868,000	1,239,899
China Medical Technologies, Inc. ADR	5,170	168,439
China Petroleum & Chemical Corp.	33,644,000	26,705,274
China Petroleum & Chemical Corp. ADR (S)	89,905	7,042,259
China Shenhua Energy Co., Ltd.	1,725,500	4,158,210
Focus Media Holding, Ltd. ADR (NON) (S)	564,400	16,091,044
Industrial & Commercial Bank of China	48,904,000	29,130,999
Shanda Interactive Entertainment, Ltd. ADR (NON) (S)	35,900	917,245
Sinotrans Shipping, Ltd.	628,000	195,682
		86,253,491

Denmark (--%)
Genmab A/S (NON)	4,850	277,328
Vestas Wind Systems A/S (NON)	3,825	333,132
		610,460

Egypt (--%)
Orascom Construction Industries GDR	7,113	740,463

Finland (2.1%)
Metso Corp.	27,156	668,102
Nokia OYJ	3,871,418	72,189,110
Outotec Oyj	15,408	416,126
Sampo OYJ Class A	132,668	3,030,352
		76,303,690

France (12.2%)
Alcatel SA (NON)	131,371	512,158
Alstom	20,680	1,559,809
AXA SA	1,623,614	53,238,174
BNP Paribas SA	1,062,664	102,179,199
Bouygues SA	24,298	1,108,255
Electricite de France	35,575	2,578,268
France Telecom SA	75,670	2,119,512
Gaz de France SA	1,251,539	65,501,427
Lafarge SA	13,966	1,474,016
LVMH Moet Hennessy Louis Vuitton SA	28,950	2,556,745
Pinault-Printemps-Redoute SA	21,211	1,905,261
Renault SA	332,594	21,496,012
Sanofi-Aventis	33,363	2,193,464
Societe Generale	38,153	3,464,061
Total SA	1,795,652	108,356,357
Unibail-Rodamco (R)	15,983	3,256,718
Vinci SA	134,426	6,352,523
Vivendi SA	2,269,347	71,029,910
		450,881,869

Germany (7.6%)
Adidas-Salomon AG	51,250	2,753,033
Allianz SE	580,543	79,860,535
BASF SE	1,393,712	66,808,941
Bayerische Motoren Werke (BMW) AG	754,896	29,450,398
Commerzbank AG	31,391	468,845
DaimlerChrysler AG	23,196	1,172,575
Deutsche Telekom AG	89,000	1,366,087
E.On AG	1,183,105	59,929,067
GEA Group AG	19,392	378,035
Kloeckner & Co., AG	23,832	547,904
Merck KGaA	14,662	1,574,373
Merck KGaA 144A	1,340	143,886
MTU Aero Engines Holding AG	133,402	3,702,763
RWE AG	31,362	3,016,105
Salzgitter AG	124,046	12,533,552
SAP AG	66,746	3,584,891
Siemens AG	40,405	3,792,994
Tognum AG	328,012	6,481,383
Volkswagon AG (S)	4,252	1,673,108
Wincor Nixdorf AG	13,918	822,857
		280,061,332

Greece (0.8%)
Coca-Cola Hellenic Bottling Co. SA	87,596	1,896,724
Hellenic Telecommunication Organization (OTE) SA	1,070,459	19,126,898
National Bank of Greece SA	133,568	5,491,719
Public Power Corp. SA	80,703	1,253,966
		27,769,307

Hong Kong (1.5%)

BOC Hong Kong Holdings, Ltd.	19,029,000	33,899,577
Cheung Kong Infrastructure Holdings, Ltd.	92,000	430,394
China Mobile, Ltd.	68,000	680,860
China Mobile, Ltd. ADR	1,000	50,080
CNOOC, Ltd.	675,000	774,598
CNOOC, Ltd. ADR	611	69,966
Esprit Holdings, Ltd.	429,100	2,636,411
Hutchison Whampoa, Ltd.	329,000	2,504,624
Link REIT (The) (R)	4,989,500	10,323,726
Pacific Basin Shipping, Ltd.	675,000	561,526
Swire Pacific, Ltd.	495,500	4,367,580
		56,299,342

India (0.1%)
Bharti Airtel, Ltd. (NON)	5,932	100,891
Satyam Computer Services., Ltd.	191,321	1,230,925
Sesa GOA, Ltd.	324,922	845,537
		2,177,353

Indonesia (--%)
Indofood Sukses Makmur Tbk PT	3,810,500	789,843

Ireland (0.6%)
Allied Irish Banks PLC	2,347,922	20,209,840
Smurfit Kappa PLC	87,680	380,520
		20,590,360

Israel (0.1%)
Israel Chemicals, Ltd.	62,606	950,420
Partner Communications Co., Ltd.	49,263	941,087
Teva Pharmaceutical Industries, Ltd. ADR (S)	55,130	2,524,403
		4,415,910

Italy (3.0%)
Enel SpA	8,740,305	72,875,698
Finmeccanica SpA	991,913	21,435,890
Intesa Sanpaolo SpA	1,027,611	5,610,669
Saipem SpA	43,218	1,251,386
Saras SpA	1,125,744	4,672,082
UniCredito Italiano SpA	1,462,970	5,602,842
		111,448,567

Japan (21.8%)
Aeon Co., Ltd.	499,300	5,074,186
Aisin Seiki Co., Ltd.	201,400	4,918,737
Asahi Glass Co., Ltd.	67,000	593,801
Astellas Pharma, Inc.	1,270,400	53,395,606
Canon, Inc.	154,742	5,787,256
Chubu Electric Power, Inc.	44,800	1,058,233
Credit Saison Co., Ltd.	1,189,700	19,360,457
Daito Trust Construction Co., Ltd.	997,400	37,305,655
Daiwa Securities Group, Inc.	183,000	1,311,817
Dowa Mining Co., Ltd.	558,000	2,518,536
East Japan Railway Co.	7,284	54,316,716
Electric Power Development Co.	19,100	617,476
Elpida Memory, Inc. (NON) (S)	22,100	407,942
Fuji Photo Film Cos., Ltd.	50,500	1,309,181
Fuji Television Network, Inc.	350	449,420
Fujitsu, Ltd.	8,005,000	44,733,732
Glory, Ltd.	106,000	2,422,054
Hogy Medical Co., Ltd.	28,700	1,318,381
Honda Motor Co., Ltd.	370,100	10,995,738
Hoya Corp.	39,300	778,832
Inpex Holdings, Inc.	1,812	15,699,192
Japan Tobacco, Inc.	9,734	36,659,092
JFE Holdings, Inc.	39,800	1,238,451
KDDI Corp.	11,292	63,267,648
Keyence Corp.	3,800	756,095
Komatsu, Ltd.	148,200	2,399,680
Kubota Corp.	98,000	617,563
Kyushu Electric Power Co., Inc.	109,600	2,295,010
Lawson, Inc.	52,900	2,452,437
Matsushita Electric Industrial Co., Ltd.	2,333,000	40,502,747
Mitsubishi Corp.	329,900	6,867,399
Mitsubishi UFJ Financial Group, Inc.	553,800	4,802,271
Mitsui & Co., Ltd.	1,782,000	22,026,845
Mitsui Fudosan Co., Ltd.	455,000	8,762,419
Mitsui O.S.K. Lines, Ltd.	3,695,000	31,984,963
Mizuho Financial Group, Inc.	461	2,023,235
NET One Systems Co., Ltd.	941	1,341,832
Nidec Corp.	15,800	972,128
Nintendo Co., Ltd.	75,800	31,564,789
Nippon Electric Glass Co., Ltd.	658,000	5,952,272
Nippon Telegraph & Telephone (NTT) Corp.	9,574	42,658,224
NSK, Ltd.	6,477,000	37,538,811
NTT DoCoMo, Inc.	1,007	1,624,425
Obic Co., Ltd.	10,750	1,753,883
Ono Pharmaceutical Co., Ltd.	32,600	1,509,510
ORIX Corp.	190,260	23,536,336

Osaka Gas Co., Ltd.	201,000	688,425
Sankyo Co., Ltd.	91,300	4,657,990
Sony Corp.	29,700	918,798
Sumitomo Electric Industries, Ltd.	431,700	4,696,108
Sumitomo Mitsui Financial Group, Inc.	4,948	31,008,798
Suruga Bank, Ltd. (The)	245,000	2,810,222
Suzuken Co., Ltd.	420,000	12,758,509
Suzuki Motor Corp.	1,047,100	19,450,483
Terumo Corp.	520,500	26,814,148
Tokio Marine Holdings, Inc.	55,800	2,025,559
Tokyo Electric Power Co.	29,500	727,255
Tokyo Gas Co., Ltd.	8,908,000	36,848,031
Toyo Suisan Kaisha, Ltd.	684,000	17,345,174
Toyota Boshoku Corp.	139,900	1,552,888
Toyota Motor Corp.	126,400	5,368,351
Ulvac, Inc. (S)	55,800	1,557,502
		808,709,254

Luxembourg (1.2%)
Arcelor Mittal (Paris Exchange)	880,299	44,076,085
Tenaris SA ADR (S)	23,800	887,502
		44,963,587

Malaysia (--%)
Tenaga Nasional Berhad	202,100	403,747

Mexico (0.1%)
America Movil SAB de CV ADR Ser. L	42,200	1,956,392
Grupo Financiero Banorte SA de CV	306,600	980,495
Grupo Televisa SA de CV ADR	40,100	876,987
		3,813,874

Netherlands (3.6%)
ASML Holding NV	83,942	1,499,142
ING Groep NV	1,433,535	31,190,583
Koninklijke (Royal) KPN NV	3,772,408	54,384,851
Koninklijke Ahold NV	3,528,874	40,726,380
Royal Dutch Shell PLC Class A	73,358	2,119,493
Unilever NV	67,049	1,894,595
		131,815,044

New Zealand (--%)
Telecom Corp. of New Zealand, Ltd.	66,686	122,772

Norway (3.1%)
Aker Solutions ASA	29,300	469,985
DnB Holdings ASA	5,521,710	42,683,649
Fred Olsen Energy ASA	50,500	1,960,077
Orkla ASA	101,300	931,791
Petroleum Geo-Services ASA (NON)	183,479	2,437,374
StatoilHydro ASA	2,709,225	64,638,868
Telenor ASA	51,000	627,536
Yara International ASA	89,823	3,155,810
		116,905,090

Philippines (--%)
Globe Telecom, Inc.	24,530	539,996

Russia (0.5%)
Gazprom	292,509	2,361,888
Lukoil	245,951	14,773,020
Vimpel-Communications ADR	51,900	1,053,570
		18,188,478

Singapore (2.5%)
Chartered Semiconductor Manufacturing, Ltd. (NON)	23,299,000	6,243,567
DBS Group Holdings, Ltd.	1,937,000	22,909,979
Singapore Airlines, Ltd.	4,623,800	46,270,536
Singapore Telecommunications, Ltd.	473,700	1,084,565
Straits Asia Resources, Ltd.	635,000	674,044
United Overseas Bank, Ltd.	1,237,000	14,658,450
		91,841,141

South Africa (0.1%)
MTN Group, Ltd.	60,259	852,010
Murray & Roberts Holdings, Ltd.	92,786	1,131,421
Sasol, Ltd.	18,270	774,878
Standard Bank Investment Corp., Ltd.	52,767	605,007
		3,363,316

South Korea (0.2%)
GS Engineering & Construction, Ltd.	6,417	523,293
Hyundai Steel Co.	20,950	1,056,472
LG Corp.	18,450	963,698
Samsung Electronics Co., Ltd.	2,719	1,252,185
Samsung Engineering Co., Ltd.	15,280	954,209
Shinhan Financial Group Co., Ltd.	26,960	972,152

STX Pan Ocean Co., Ltd.			270,300	413,881
				6,135,890

Spain (2.3%)
Banco Santander Central Hispano SA			4,904,424	74,256,869
Iberdrola SA			432,540	4,422,109
Telefonica SA			317,440	7,590,142
				86,269,120

Sweden (--%)
Volvo AB Class B			116,150	1,055,337

Switzerland (14.5%)
ABB, Ltd. (NON)			45,283	869,049
Addax Petroleum Corp.			5,367	145,726
Arpida, Ltd. (NON) (S)			11,437	80,892
Basilea Pharmaceutical AG (NON)			1,856	272,913
Basilea Pharmaceutical AG 144A (NON)			353	51,906
Credit Suisse Group			206,730	9,846,208
Julius Baer Holding, Ltd. Class B			129,760	6,381,925
Nestle SA			2,729,030	118,078,186
Nobel Biocare Holding AG			46,995	1,576,190
Novartis AG			2,012,005	105,276,141
Roche Holding AG			718,963	112,116,824
Santhera Pharmaceuticals (NON)			3,528	140,240
Straumann Holding AG			62,045	17,038,367
Swisscom AG			192,202	57,422,331
Syngenta AG			16,703	3,547,829
Xstrata PLC (London Exchange)			706,438	21,871,726
Zurich Financial Services AG			306,771	85,065,189
				539,781,642

Taiwan (0.4%)
Acer, Inc.			7,114,450	12,152,163
China Steel Corp.			802,370	788,296
Chunghwa Telecom Co., Ltd. (NON)			48,090	112,644
Huaku Development Co., Ltd.			492,200	575,670
Taiwan Mobile Co., Ltd.			67,000	107,083
Taiwan Semiconductor Manufacturing Co., Ltd.			524,260	862,264
Wistron Corp.			505,688	613,004
				15,211,124

Turkey (--%)
Turkiye Garanti Bankasi AS (NON)			303,024	721,087

United Arab Emirates (--%)
DP World, Ltd.			2,029,510	1,440,952
DP World, Ltd. 144A			90,000	63,900
				1,504,852

United Kingdom (16.9%)
AMEC PLC			58,511	664,329
Anglo American PLC			125,838	4,207,768
BAE Systems PLC			8,093,176	59,408,131
BAT Industries PLC			234,871	7,675,973
BG Group PLC			19,610	353,238
BHP Billiton PLC			4,055,933	91,764,950
BP PLC			11,536,398	96,056,962
Britvic PLC			1,058,361	3,861,143
Cookson Group PLC			79,324	669,109
Davis Service Group PLC			1,380,891	6,625,953
GKN PLC			3,739,130	13,152,951
GlaxoSmithKline PLC			4,657,681	100,646,147
HSBC Holdings PLC (London Exchange)			278,516	4,511,959
Lloyds TSB Group PLC			419,908	1,747,065
Michael Page International PLC			87,613	364,911
Next PLC			68,303	1,252,767
Premier Farnell PLC			223,044	655,961
Premier Foods PLC			9,047,119	12,154,901
Prudential PLC			5,762,548	53,053,284
Reckitt Benckiser PLC			1,356,216	65,678,478
Reed Elsevier PLC			345,218	3,422,799
Rio Tinto PLC			627,877	39,074,703
Royal Bank of Scotland Group PLC			12,904,244	42,754,176
Standard Chartered PLC			146,083	3,549,091
Tesco PLC			189,370	1,317,224
Unilever PLC			52,125	1,415,264
Vodafone Group PLC			3,685,721	8,144,090
WM Morrison Supermarkets PLC			455,494	2,114,750
WPP Group PLC			285,066	2,313,899
				628,611,976

Total common stocks (cost $4,255,337,576)				$3,736,087,887

WARRANTS (0.5%)(a)(NON)
	Expiration
	date	Strike Price	Warrants	Value

Aldar Properties 144A (United Arab Emirates)	1/12/10	--	8,080,279	$17,532,589
Fuji Television Network, Inc. 144A (issued by Merril

Lynch International & Co.) (Japan)	11/20/08	--	131	166,851
MSCI India Trust 144A (issued by Merril Lynch
International & Co.)	10/10/08	--	2,732	911,264

Total warrants (cost $26,336,784)				$18,610,704

SHORT-TERM INVESTMENTS (3.2%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.25% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)			$51,411,926	$51,387,869
Federated Prime Obligations Fund			66,433,175	66,433,175

Total short-term investments (cost $117,821,044)				$117,821,044

TOTAL INVESTMENTS

Total investments (cost $4,399,495,404)(b)				$3,872,519,635

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/08 (aggregate face value $649,605,143) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$249,134,539	$290,380,565	10/15/08	$(41,246,026)
British Pound	75,536,020	77,857,046	12/17/08	(2,321,026)
Canadian Dollar	26,485,016	26,893,591	10/15/08	(408,575)
Euro	83,143,157	84,257,141	12/17/08	(1,113,984)
Japanese Yen	51,756,067	51,414,234	11/19/08	341,833
Norwegian Krone	10,336,862	10,881,362	12/17/08	(544,500)
Swedish Krona	94,162,094	97,014,545	12/17/08	(2,852,451)
Swiss Franc	10,554,522	10,906,659	12/17/08	(352,137)

Total				$(48,496,866)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/08 (aggregate face value $516,918,198) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$242,767	$264,146	10/15/08	$21,379
British Pound	24,924,177	24,976,746	12/17/08	52,569
Canadian Dollar	101,440,312	103,627,360	10/15/08	2,187,048
Euro	28,709,477	29,384,007	12/17/08	674,530
Japanese Yen	48,505,406	48,358,428	11/19/08	(146,978)
Norwegian Krone	133,115,764	135,252,535	12/17/08	2,136,771
South African Rand	1,797,154	1,847,215	10/15/08	50,061
Swedish Krona	17,685,728	18,142,420	12/17/08	456,692
Swiss Franc	153,405,572	155,065,341	12/17/08	1,659,769

Total				$7,091,841

NOTES

(a) Percentages indicated are based on net assets of $3,712,703,091.

(b) The aggregate identified cost on a tax basis is $4,427,631,891, resulting in gross unrealized appreciation and depreciation of $268,305,209 and $823,417,465, respectively, or net unrealized depreciation of $555,112,256.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $49,188,920. The fund received cash collateral of $51,387,869 which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

At September 30, 2008, liquid assets totaling $41,407,264 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry concentrations greater than 10% at September 30, 2008 (as a percentage of net assets):

Banking	13.0%
Pharmaceuticals	10.3
Oil & Gas	10.1

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $174,752 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $264,993,782 and $264,993,782, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. The fund’s investments in the financial sector , as reflected in the fund’s schedule of investments, exposes investors to the negative (or positive) performance resulting from these events.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$161,754,953	$-

Level 2	$3,710,764,682	$(41,405,025)

Level 3	$-	$-

Total	$3,872,519,635	$(41,405,025)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 26, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 26, 2008